SETTLEMENT WITH HERBAL SCIENCE (Details) (10-K) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Loss Contingencies [Line Items]
Proof of claim			$ 1,500,000
Stipulated settlement agreement			900,000
Cash payments of obligations		400,000
Remaining balance of obligation				500,000
Stock issued as settlement (in shares)	12,884
Warrants issued as a part of the settlement (in shares)	3,029
Exercise price of warrants granted (in dollars per share)	$ 46.00
Fair value of common stock and warrant issued in excess of obligation to buyer	200,000
Fair value of stock issued	600,000
Fair value of warrants issued	100,000
Satisfaction of liabilities from equity investees		600,000
Payment of interest on liabilities		100,000
Attorneys fees		100,000
Additional ownership interest in equity investees		100,000
Payment of liabilities of equity investees		300,000
Gain (loss) on increased ownership interests and net liabilities assumed		0
Rice Rx, LLC (RRX) [Member]
Loss Contingencies [Line Items]
Ownership interest in equity investee (in hundredths)	100.00%			50.00%
Gain (loss) on increased ownership interests and net liabilities assumed		(100,000)
Loss from operations of investee		0	0
Rice Science, LLC (RS) [Member]
Loss Contingencies [Line Items]
Ownership interest in equity investee (in hundredths)	100.00%			80.00%
Cash paid for equity investee's interest and the noncontrolling interest derecognized with the transaction		300,000
Gain (loss) on increased ownership interests and net liabilities assumed		$ 0